OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	£ 6,348	£ 6,348	£ 6,348
Cash flow hedging reserve	(451)	1,507	1,556
Foreign currency translation reserve	(135)	(116)	(116)
At 31 December	5,400	7,181	7,250
The Bank
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	0	0	0
Cash flow hedging reserve	720	1,367	1,607
Foreign currency translation reserve	(1)	1	0
At 31 December	824	1,382	1,710
Debt securities | The Group
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	(362)	(558)	(538)
Debt securities | The Bank
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	105	14	103
Equity securities | The Group
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	0	0	0
Equity securities | The Bank
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	£ 0	£ 0	£ 0